Equity - Disclosure of non-controlling interests (Details) - BRL (R$) R$ in Thousands	8 Months Ended	12 Months Ended
	Feb. 27, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reserves within equity [line items]
Carrying amount of non-controlling interests acquired		R$ 32,972	R$ 57,422
Difference between consideration paid in shares and non-controlling interest acquired		(1,878)
Consideration paid to non-controlling interests	R$ (100,887)	(34,351)	(79,493)
Non-controlling interest
Disclosure of reserves within equity [line items]
Total carrying amount of non-controlling interests acquired, net	36,176	31,094	57,422
Increase (decrease) through acquisition of Non-controlling Interests, equity	(36,176)	(31,094)	(57,422)
Net investment of the Parent
Disclosure of reserves within equity [line items]
Total carrying amount of non-controlling interests acquired, net	64,711	3,257	22,071
Increase (decrease) through acquisition of Non-controlling Interests, equity	R$ (64,711)	R$ (3,257)	R$ (22,071)